Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Property and equipment, gross	$ 885	$ 817
Less: accumulated depreciation	794	765
Property and equipment, net	$ 91	52	$ 97
Minimum [Member]
Property and equipment, Life	3 years
Maximum [Member]
Property and equipment, Life	7 years
Manufacturing Equipment [Member]
Property and equipment, gross	$ 768	$ 700
Manufacturing Equipment [Member] | Minimum [Member]
Property and equipment, Life	3 years	3 years
Manufacturing Equipment [Member] | Maximum [Member]
Property and equipment, Life	7 years	7 years
Research Equipment [Member]
Property and equipment, gross	$ 37	$ 37
Property and equipment, Life	5 years	5 years
Computer Equipment [Member]
Property and equipment, gross	$ 43	$ 43
Computer Equipment [Member] | Minimum [Member]
Property and equipment, Life	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Property and equipment, Life	4 years	4 years
Furniture and Fixtures [Member]
Property and equipment, gross	$ 37	$ 37
Property and equipment, Life	7 years	7 years